1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

March 15, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 162 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 162 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 162 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of Legg Mason Investment Counsel Social Awareness Fund, Legg Mason Lifestyle Allocation 100%, Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund, each a series of the Trust (the “Funds”).

The Amendment is being filed to register Class R1 shares of the Funds, and to bring the Funds’ prospectuses into compliance with the requirements of amended Form N-1A. The Amendment also commences the annual updating of the Funds’ prospectuses and Statements of Additional Information (the “SAIs”).

The principal changes made in the Amendment to the Funds’ current prospectuses and SAIs are to revise the prospectus summaries pursuant to amended Form N-1A, to add disclosure regarding Class R1 shares to the fee table and expense example and to add disclosure about the characteristics of Class R1 shares, including the 12b-1 fees, distribution plan and suitability considerations for the Class. The format and, where relevant, the disclosure in the prospectus summary sections are substantially similar to the prospectus summary in a recent post-effective amendment filed by the Trust (Post-Effective Amendment No. 159, filed on February 16, 2010). The disclosure regarding Class R1 shares is substantially similar to disclosure in a recent post-effective amendment filed by the Trust to register Class R1 shares for another series of the Trust (Post-Effective Amendment No. 159, filed on February 16, 2010). Accordingly, on behalf of the Trust, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on May 28, 2010 pursuant to Rule 485(a)(1) under the 1933 Act. Prior or on that date, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference each Fund’s audited financial statements for the fiscal year ended January 31, 2010, file the consent of each Fund’s independent registered public accounting firm and contain updated performance information.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

March 15, 2010

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Dianne E. O’Donnell, Willkie Farr & Gallagher LLP